CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 5,113,317	$ 4,693,725
Accounts receivable, net	3,453,879	3,859,493
Notes receivables, net	533,068	928,856
Other receivables, net	249,410	147,952
Due from related parties		247,328
Prepayments	228,545	167,173
Total current assets	9,578,219	10,044,527
OTHER ASSETS
Property and equipment, net	637,041	781,624
Right-of-use assets	377,461	516,443
Goodwill	12,559,378	62,435,299
Total other assets	13,573,880	63,733,366
Total assets	23,152,099	73,777,893
CURRENT LIABILITIES
Accounts payable	3,318,162	2,787,656
Short-term loans	662,955
Other payables and accrued liabilities	180,237	260,909
Contract liabilities	9,544	37,316
Taxes payable	417,816	528,950
Lease liabilities - current	259,928	199,197
Total current liabilities	4,848,642	3,814,028
OTHER LIABILITIES
Lease liabilities - noncurrent	103,900	306,028
Other liabilities	0	2,856,120
Total other liabilities	103,900	3,162,148
Total liabilities	4,952,542	6,976,176
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 5,000,000,000,000 shares authorized, 8,188,574 and 5,456,974 issued and outstanding as of December 31, 2025 and December 31, 2024, respectively	82	55
Additional paid-in capital	94,899,354	91,539,240
Accumulated deficits	(78,775,516)	(26,703,478)
Accumulated other comprehensive income (loss)	1,548,392	(63,634)
Total shareholders’ equity attributable to Infobird Co., Ltd	17,672,312	64,772,183
Non-controlling interests	527,245	2,029,534
Total equity	18,199,557	66,801,717
Total liabilities and equity	$ 23,152,099	$ 73,777,893